Stock Option Plans and Stock Based Compensation Level 4 (Details) - Restricted Unit Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Restricted Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1,369,567	1,661,724
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 4.66	$ 4.69
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(227,092)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 4.85
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(65,065)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 4.69
Restricted Stock Units (RSUs) [Member]
Schedule of Restricted Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 0 months 12 days
Hexion LLC 2004 Deferred Compensation Plan [Member]
Schedule of Restricted Stock [Line Items]
Deferred common stock units granted	1,007,944
Undistributed Units	713,023